OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
OTHER CURRENT ASSETS [Abstract]
Refundable deposits with suppliers		$ 2,784,818
Deposits for open project bids	$ 48,812	129,151
VAT deductible	61,959	$ 298,056
Guarantee fee	406,769
Other receivables	428,779	$ 235,861
Other current assets	$ 946,319	$ 3,447,886